Equity Method Investments - Schedule of Balance Sheet and Income Statement Information for Joint Ventures (Details) - Joint Ventures [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Current assets	$ 3,184,531	$ 3,407,547
Non-current assets
Current liabilities	2,079,561	2,321,425
Non-current liabilities
Equity (Deficit)	1,104,970	1,086,122
Total revenues	4,829,456	9,781,896
Net (loss)/profit	12,547	(64,977)
KC-Glory JV [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,748,391	1,738,383
Non-current assets
Current liabilities	1,436,946	1,428,665
Non-current liabilities
Equity (Deficit)	311,445	309,718
Total revenues		338,797
Net (loss)/profit	(64)	(174)
KC-Geotech JV [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	247,932	308,899
Non-current assets
Current liabilities	271,864	339,831
Non-current liabilities
Equity (Deficit)	(23,932)	(30,932)
Total revenues	641	2,372,250
Net (loss)/profit	7,168	(68,814)
KC-CRFG JV [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,188,208	1,360,265
Non-current assets
Current liabilities	370,751	552,929
Non-current liabilities
Equity (Deficit)	817,457	807,336
Total revenues	4,828,815	7,070,849
Net (loss)/profit	$ 5,443	$ 4,011